Risks and Concentration - Credit concentration (Details) - Accounts Receivable [Member] - Credit Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	19.00%
Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage		19.00%